Accounts receivable, net - Aging of accounts receivables (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Account receivable
Beginning balance	$ 33,474	$ 16,986	$ 12,400
Increase (decrease) in the allowance	4,570	17,621	5,767
Write-off		(1,133)	(1,181)
Ending balance	38,044	33,474	$ 16,986
Financial assets past due but not impaired
Account receivable
Gross book value	2,048,571
Collateral	2,795,018
Beginning balance	33,474
Increase (decrease) in the allowance	4,570
Ending balance	38,044	33,474
Financial assets past due but not impaired | Airports
Account receivable
Gross book value	1,897,095
Collateral	2,745,989
Beginning balance	19,061
Increase (decrease) in the allowance	5,597
Ending balance	$ 24,658	19,061
Financial assets past due but not impaired | Airports | Bottom of range
Account receivable
Probability of default in range	658.00%
Loss due to default range	0.00%
Financial assets past due but not impaired | Airports | Top of range
Account receivable
Probability of default in range	1786.00%
Loss due to default range	4.98%
Financial assets past due but not impaired | Others
Account receivable
Gross book value	$ 151,476
Collateral	49,029
Beginning balance	14,413
Increase (decrease) in the allowance	(1,027)
Ending balance	$ 13,386	$ 14,413
Financial assets past due but not impaired | Others | Bottom of range
Account receivable
Probability of default in range	0.00%
Loss due to default range	0.00%
Financial assets past due but not impaired | Others | Top of range
Account receivable
Probability of default in range	100.00%
Loss due to default range	100.00%